Share Capital (Share Capital) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of number of shares outstanding [abstract]
Beginning balance		$ 2,923.5
Shares issued through:
Shares repurchased and cancelled (in shares)	(451,990)	0	0
Exercise of Manitou warrants (in shares)			60,983
Ending balance		$ 3,584.2	$ 2,923.5
Issued capital [member]
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding		396,956,984	393,806,489
Beginning balance		$ 3,738.6	$ 3,703.8
Shares issued through:
Share-based employment compensation plans (in shares)		1,006,149	1,425,024
Share-based compensation plans		$ 8.6	$ 12.3
Increase (decrease) through acquisition of subsidiary, equity		$ 0.0	13.4
Flow-through share financing (in shares)		451,990
Flow-through share financing		$ 6.5	$ 0.0
Stock Issued During Period, Share, Acquisition		908,689
Dividend reinvestment plan and share purchase plan (in shares)		349,088	353,084
Shares issued during period, value, DRIP		$ 5.8	$ 4.1
Shares issued through share purchase plan (in shares)		401,537	469,566
ESPP (iv)		$ 6.3	$ 5.6
Exercise of Manitou warrants (in shares)		88,308
Exercise of warrants		$ 1.4	0.9
Cancellation of unexchanged shares		$ (2.1)	$ (1.5)
Cancellation of unexchanged shares (in shares)		(220,745)	(203,755)
Number of shares outstanding		420,365,051	396,956,984
Ending balance		$ 4,138.5	$ 3,738.6
Issued capital [member] | Argonaut Transaction
Shares issued through:
Shares repurchased and cancelled (in shares)		20,423,051
Increase (decrease) through acquisition of subsidiary, equity		$ 360.1
Issuance of shares related to Argonaut Gold Inc ("Argonaut") acquisition (Note 6)		$ 360.1	$ 0.0
Issued capital [member] | Manitou Gold Inc.
Shares issued through:
Shares repurchased and cancelled (in shares)			1,045,593
Manitou acquisition (Note 9)			$ 13.4